[Dechert Letterhead]





May 1, 2007


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Russell Investment Funds
         File Nos. 33-18030 and 811-5371



Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned hereby certifies on behalf of Russell Investment Funds (the "Trust") that the form of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 28 to the Trust's Registration Statement on Form N-1A ("PEA 28") that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 28. I hereby further certify that PEA 28 was filed electronically with the Commission on April 30, 2007 pursuant to Rule 485(b) under the Securities Act.

         No fees are required in connection with this filing.  Please call me at
(617) 728-7155 or John V. O'Hanlon at (617) 728-7111 if you have any questions.


                                                          Very truly yours,


                                                          /s/ Joshua A. Weinberg
                                                          Joshua A. Weinberg


cc:      John V. O'Hanlon, Esq.
         Mary Beth Rhoden, Esq.